As filed with the Securities and Exchange Commission on December 4, 2015

Securities Act Registration No. 333-33302

Investment Company Act Registration No. 811-09871

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[_]
Post-Effective Amendment No. 47	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 49	[x]

(Check appropriate box or boxes.)

Cullen Funds Trust

(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue

New York, NY 10022

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 843-0506

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and Address of Agent for Service)

With copy to:

Carla Teodoro, Esq.

Sidley Austin LLP

787 Seventh Ave.

New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on December 15, 2015 pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 44 to its Registration Statement until December 15, 2015. Parts A, B and C of Registrant’s Post-Effective Amendment No. 44 under the Securities Act of 1933 and Amendment No. 46 under the Investment Company Act of 1940, filed on September 23, 2015, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 4th day of December, 2015.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James P. Cullen	Trustee and Chief Executive Officer	December 4, 2015
James P. Cullen	(Principal Executive Officer)

/s/ Stephen G. Fredericks*	Independent Trustee	December 4, 2015
Stephen G. Fredericks

/s/ Robert J. Garry*	Independent Trustee	December 4, 2015
Robert J. Garry

/s/ Daniel J. Campbell*	Independent Trustee	December 4, 2015
Daniel J. Campbell

/s/ James H. Wildman*	Independent Trustee	December 4, 2015
James H. Wildman

/s/ Jeffrey Hemmings*	Independent Trustee	December 4, 2015
Jeffrey Hemmings

/s/ Jeffrey T. Battaglia*	Treasurer	December 4, 2015
Jeffrey T. Battaglia	(Principal Financial Officer)

*By:	/s/ James P. Cullen
James P. Cullen
Attorney in Fact